Intangible Assets (Schedule of Finite-Lived Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, gross	$ 2,857	$ 2,942
Finite-Lived Intangible Assets, Accumulated Amortization	1,755	1,743
Amortizable intangible assets, net	1,102	1,199
Amortization of intangible assets	74	75	$ 78
Indefinite-Lived Intangible Assets	31,233	31,458
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	17,534	17,728	$ 18,202
Reacquired Franchise Rights
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	7,437	7,533
Acquired Franchise Rights
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	1,858	1,891
Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets	4,404	4,306
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, gross	565	560
Finite-Lived Intangible Assets, Accumulated Amortization	279	265
Amortizable intangible assets, net	$ 286	295
Customer Relationships [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Customer Relationships [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	24 years
Acquired Franchise Rights
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, gross	$ 821	840
Finite-Lived Intangible Assets, Accumulated Amortization	223	214
Amortizable intangible assets, net	$ 598	626
Acquired Franchise Rights | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	56 years
Acquired Franchise Rights | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	60 years
Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, gross	$ 1,051	1,093
Finite-Lived Intangible Assets, Accumulated Amortization	977	989
Amortizable intangible assets, net	$ 74	104
Brands [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Brands [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	40 years
Other Identifiable Intangibles
Finite-Lived Intangible Assets [Line Items]
Amortizable intangible assets, gross	$ 420	449
Finite-Lived Intangible Assets, Accumulated Amortization	276	275
Amortizable intangible assets, net	$ 144	$ 174
Other Identifiable Intangibles | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Other Identifiable Intangibles | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	24 years